Notes Payable - Additional Information (Details) - USD ($)				6 Months Ended
	Apr. 28, 2020	Apr. 06, 2020	Jul. 01, 2019	Jun. 30, 2021	Dec. 31, 2020
Related party loan			$ 154,190
Interest rate		2.00%		6.00%	6.00%
Related party loan		$ 500,000
Debt Instrument, Maturity Date		Apr. 06, 2022
Loan term	2 years
Loan forgiveness, description	The Loan amount may be eligible for forgiveness pursuant to (1) at least 75% of the loan proceeds are used to cover payroll costs and the remainder is used for mortgage interest, rent and utility costs over the eight week period after the loan is made, and (2) the number of employees and compensation levels are generally maintained.
Outstanding principal written off				$ 119,842
Outstanding accrued and unpaid interest written off				968
Gain on extinguishment of debt				120,810
Relief Therapeutics Loan [Member]
Interest rate		2.00%
Related party loan		$ 500,000
Debt Instrument, Maturity Date		Apr. 06, 2022
Pay Check Protection Program [Member]
Loan funding	$ 119,842
Outstanding principal rate	1.00%
Principal and interest due	$6,744
Gain on extinguishment of debt				$ 120,810